Summary of Significant Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 6,998	$ 1,783	$ 1,422
Provision for credit losses	4,474	8,965	7,913
Write-offs and other adjustments	(3,247)	(3,750)	(7,552)
Ending balance	$ 8,225	$ 6,998	$ 1,783